Net Loss per Share (Potentially Dilutive Securities) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss per Share
Potentially dilutive securities	61,354,606	567,020	3,299,647	596,235
Warrants
Net Loss per Share
Potentially dilutive securities	60,957,004	70,102	2,813,632	70,195
Options
Net Loss per Share
Potentially dilutive securities	76,112	76,112	76,112	76,112
Class A Preferred Shares
Net Loss per Share
Potentially dilutive securities	250,000	250,000	250,000	250,000
Unvested restricted stock awards
Net Loss per Share
Potentially dilutive securities	60,111	64,706	64,706	34,016
Unvested restricted stock units
Net Loss per Share
Potentially dilutive securities	11,379	106,100	95,197	165,912
Prefunded Warrants
Net Loss per Share
Potentially dilutive securities			1,668,236